Note 7. Servicing	12 Months Ended
Dec. 31, 2011
Long-term Contracts or Programs Disclosure [Text Block]
NOTE 7 - SERVICING

Mortgage loans serviced for others are not included in the accompanying consolidated balance sheets.  The unpaid principal balance of mortgage loans serviced for others approximated $164,568,000 and $175,931,000 at December 31, 2011 and 2010, respectively.

Mortgage servicing rights are included in other assets in the accompanying consolidated balance sheets.  The Bank has elected to record its mortgage servicing rights using the fair value measurement method.  Significant assumptions used in determining the fair value of servicing rights as of December 31, 2011 and 2010 include:

Prepayment assumptions:	Based on the PSA Standard Prepayment Model
Internal rate of return :	8% to 10%
Servicing costs:	$40 – $55 per loan, annually, increased at the rate of $1 per 1% delinquency based on loan count
Inflation rate of servicing costs:	3%

Following is a summary of mortgage servicing rights activity for the years ended December 31, 2011, 2010 and 2009:

	2011	2010	2009

Fair value at beginning of year	$1,114,126	$1,273,525	$703,388
Capitalized servicing rights – new loan sales	168,342	315,039	612,499
Disposals (amortization based on loan payments and payoffs)	(240,662)	(332,851)	(237,463)
Change in fair value	(314,566)	(141,587)	195,101

Fair value at end of year	$727,240	$1,114,126	$1,273,525

The change in fair value of servicing rights for the year ended December 31, 2011 resulted from changes in external market conditions, including conditions that increased prepayment assumptions, which is a key valuation input used in determining the fair value of servicing.  While prepayment assumptions are constantly changing, such changes are typically within a relatively small parameter from period to period.  However, due to the declines in the secondary market mortgage rates experienced during 2011, the prepayment assumption factor used in determining the fair value of servicing at December 31, 2011 was 465 compared to 321 at December 31, 2010 and 300 at December 31, 2009.